12. Tangible assets (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost [Member]
Statement Line Items [Line Items]
Balance at	R$ 20,640,371	R$ 21,443,016	R$ 16,640,177	R$ 14,771,430
Initial adoption IFRS 16		2,465,750
Additions	1,235,923	1,924,783	1,394,299
Additions resulting mergers		689,982	1,831
Additions by Company Acquisition	738,603
Cancellation of lease agreements	(246,308)	(72,951)
Write-off	(2,681,591)	(262,246)	(380,604)
Change in scope of consolidation			138,327
Transfers	150,728	57,521	714,894
Cost [Member] | Land and buildings [Member]
Statement Line Items [Line Items]
Balance at	2,816,745	2,840,170	2,779,038	2,649,312
Initial adoption IFRS 16
Additions	8,831	85,333	2,534
Additions resulting mergers
Additions by Company Acquisition
Cancellation of lease agreements
Write-off	(23,771)	(17,041)	(18,230)
Change in scope of consolidation			99,759
Transfers	(8,485)	(7,160)	45,663
Cost [Member] | IT equipment and fixtures [member]
Statement Line Items [Line Items]
Balance at	3,783,646	5,345,320	4,628,325	4,288,216
Initial adoption IFRS 16
Additions	559,388	826,685	449,489
Additions resulting mergers			1,368
Additions by Company Acquisition
Cancellation of lease agreements
Write-off	(2,241,220)	(122,926)	(162,497)
Change in scope of consolidation			19,517
Transfers	120,158	13,236	32,232
Cost [Member] | Furniture and vehicles [member]
Statement Line Items [Line Items]
Balance at	10,463,657	10,172,692	9,231,131	7,830,143
Initial adoption IFRS 16
Additions	667,704	1,012,395	941,895
Additions resulting mergers			463
Additions by Company Acquisition
Cancellation of lease agreements
Write-off	(416,600)	(122,279)	(199,877)
Change in scope of consolidation			17,749
Transfers	39,861	51,445	640,758
Cost [Member] | Leased Fixed Assets [member]
Statement Line Items [Line Items]
Balance at	3,575,076	3,082,781
Initial adoption IFRS 16		2,465,750
Additions
Additions resulting mergers		689,982
Additions by Company Acquisition	738,603
Cancellation of lease agreements	(246,308)	(72,951)
Write-off
Change in scope of consolidation
Transfers
Cost [Member] | Others [member]
Statement Line Items [Line Items]
Balance at	1,247	2,053	1,683	3,759
Initial adoption IFRS 16
Additions		370	381
Additions resulting mergers
Additions by Company Acquisition
Cancellation of lease agreements
Write-off
Change in scope of consolidation			1,302
Transfers	(806)		(3,759)
Accumulated depreciation [Member]
Statement Line Items [Line Items]
Balance at	(11,034,575)	(11,609,135)	(9,986,814)	(8,252,994)
Additions	(2,039,805)	(1,870,836)	(1,216,704)
Additions resulting mergers			(1,174)
Additions by Company Acquisition		232,335
Write-off	2,634,495	16,180	258,595
Change in scope of consolidation
Transfers	(20,130)		(760,351)
Accumulated depreciation [Member] | Land and buildings [Member]
Statement Line Items [Line Items]
Balance at	(902,860)	(828,691)	(760,844)	(629,250)
Additions	(86,954)	(93,455)	(82,714)
Additions resulting mergers
Additions by Company Acquisition		10,517
Write-off	11,020	15,091	8,816
Change in scope of consolidation
Transfers	1,765		(52,094)
Accumulated depreciation [Member] | IT equipment and fixtures [member]
Statement Line Items [Line Items]
Balance at	(2,245,544)	(4,038,210)	(3,714,712)	(3,291,697)
Additions	(537,908)	(482,256)	(484,629)
Additions resulting mergers			(978)
Additions by Company Acquisition		148,486
Write-off	2,263,857	10,272	140,332
Change in scope of consolidation
Transfers	66,717		(76,292)
Accumulated depreciation [Member] | Furniture and vehicles [member]
Statement Line Items [Line Items]
Balance at	(6,762,293)	(6,186,418)	(5,511,258)	(4,332,047)
Additions	(846,881)	(730,993)	(649,361)
Additions resulting mergers			(196)
Additions by Company Acquisition		65,016
Write-off	359,618	(9,183)	109,447
Change in scope of consolidation
Transfers	(88,612)		(631,965)
Accumulated depreciation [Member] | Leased Fixed Assets [member]
Statement Line Items [Line Items]
Balance at	(1,123,878)	(555,816)
Additions	(568,062)	(564,132)
Additions resulting mergers
Additions by Company Acquisition		8,316
Write-off
Change in scope of consolidation
Transfers
Accumulated depreciation [Member] | Others [member]
Statement Line Items [Line Items]
Balance at
Additions
Additions resulting mergers
Additions by Company Acquisition
Write-off
Change in scope of consolidation
Transfers
Losses from non-recovery (impairment) [Member]
Statement Line Items [Line Items]
Balance at	(68,685)	(51,925)	(64,388)	(8,553)
Impacts on results	(16,760)	12,463	(60,163)
Transfers			4,328
Losses from non-recovery (impairment) [Member] | Land and buildings [Member]
Statement Line Items [Line Items]
Balance at	(25,608)	(14,446)	(13,859)	(3,247)
Impacts on results	(11,162)	(587)	(10,607)
Transfers			(5)
Losses from non-recovery (impairment) [Member] | IT equipment and fixtures [member]
Statement Line Items [Line Items]
Balance at
Impacts on results
Transfers
Losses from non-recovery (impairment) [Member] | Furniture and vehicles [member]
Statement Line Items [Line Items]
Balance at	(29,690)	(37,479)	(50,529)	(5,306)
Impacts on results	7,789	13,050	(49,556)
Transfers			4,333
Losses from non-recovery (impairment) [Member] | Leased Fixed Assets [member]
Statement Line Items [Line Items]
Balance at
Impacts on results
Transfers
Losses from non-recovery (impairment) [Member] | Others [member]
Statement Line Items [Line Items]
Balance at	(13,387)
Impacts on results	(13,387)
Transfers
Carrying amount [Member]
Statement Line Items [Line Items]
Balance at	9,537,111	9,781,956	6,588,975
Carrying amount [Member] | Land and buildings [Member]
Statement Line Items [Line Items]
Balance at	1,888,277	1,997,033	2,004,335
Carrying amount [Member] | IT equipment and fixtures [member]
Statement Line Items [Line Items]
Balance at	1,538,102	1,307,110	913,613
Carrying amount [Member] | Furniture and vehicles [member]
Statement Line Items [Line Items]
Balance at	3,671,674	3,948,795	3,669,344
Carrying amount [Member] | Leased Fixed Assets [member]
Statement Line Items [Line Items]
Balance at	2,451,198	2,526,965
Carrying amount [Member] | Others [member]
Statement Line Items [Line Items]
Balance at	R$ (12,140)	R$ 2,053	R$ 1,683